Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Major Merchandise or Services Categories	The following table presents revenue by major merchandise or services categories for the years ended June 30, 2024, 2023 and 2022, respectively:
	2024	2023	2022
	$	$	$
Packaging products	22,348,633	23,065,859	36,256,189
Corrugated products	11,833,698	16,977,098	23,986,957
Packaging products supply chain management solutions	4,348,442	5,555,663	5,989,611
	38,530,773	45,598,620	66,232,757

Schedule of Revenue in Term of Geographical Locations of Customers	In the following table, the Company additionally provided the revenue in term of geographical locations of customers.
	Year Ended June 30, 2024
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	19,316,785	9,284,023	61,829	28,662,637
Hong Kong SAR	1,110,428	880,875	1,392,561	3,383,864
Vietnam	935,670	266	431,149	1,367,085
Other Southeast Asian countries*	445,218	205,496	1,390,853	2,041,567
Australia	4,543	948,618	-	953,161
United States of America	45,701	446,467	1,068,613	1,560,781
Other countries	490,288	67,953	3,437	561,678
	22,348,633	11,833,698	4,348,442	38,530,773
	Year Ended June 30, 2023
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	19,677,726	13,481,344	107,244	33,266,314
Hong Kong SAR	797,390	1,327,396	1,160,720	3,285,506
Vietnam	1,802,700	5,322	1,322,317	3,130,339
Other Southeast Asian countries*	516,753	861,594	1,986,331	3,364,678
Australia	812	1,167,379	-	1,168,191
United States of America	12,214	47,688	788,887	848,789
Other countries	258,264	86,375	190,164	534,803
	23,065,859	16,977,098	5,555,663	45,598,620
	Year Ended June 30, 2022
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	31,459,882	20,947,090	257,857	52,664,829
Hong Kong SAR	1,374,684	1,696,811	897,656	3,969,151
Vietnam	1,129,772	-	1,559,921	2,689,693
Other Southeast Asian countries*	699,621	-	2,280,800	2,980,421
Australia	1,123	1,342,230	-	1,343,353
United States of America	437,395	-	795,294	1,232,689
Other countries	1,153,712	826	198,083	1,352,621
	36,256,189	23,986,957	5,989,611	66,232,757
*	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.